Segment Reporting - Reconciliation of Adjusted LBIT to net loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting
Adjusted LBIT	$ (70,674)	$ (52,840)
Interest income	3,061	2,789
Equity in earnings of equity investees, net of tax	27,308	23,050
Interest expense	(688)	(444)
Income tax expense	(2,462)	(2,680)
Net loss	$ (43,455)	$ (30,125)